T-REX 2X Long SpaceX Daily Target ETF (“SPAX”)
Listed on NYSE Arca, Inc.
(the “Fund”)

A series of
ETF Opportunities Trust

Supplement dated June 18, 2026
to the Prospectus and Statement of Additional Information (“SAI”)
dated June 12, 2026,
as supplemented from time to time

Please retain this Supplement with your Prospectus and SAI for future reference.

Fund Name Change

Effective immediately, the name of the Fund will change as follows:

Current Name:

T-REX 2X Long SpaceX Daily Target ETF

New Name:

T-REX 2X Long SPCX Daily Target ETF

In addition, all references to “T-REX 2X Long SpaceX Daily Target ETF” are replaced with “T-REX 2X Long SPCX Daily Target ETF” throughout the Prospectus and Statement of Additional Information.

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For more information regarding this Notice please call 1-833-759-6110.

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

PLEASE RETAIN THIS NOTICE FOR FUTURE REFERENCE.